Expenses by Nature (Details) - Schedule of Expenses by Nature - Statement of Income [Member] - USD ($) $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Cost of sales [Member]
Cost of sales
Cost of inventories, raw materials and production inputs	$ (13,760,826)		$ (13,722,374)		$ (26,897,240)		$ (26,719,040)		$ (55,435,841)		$ (52,469,159)		$ (45,129,164)
Salaries and benefits	(2,063,933)		(1,858,467)		(4,087,016)		(3,648,305)		(7,641,355)		(6,951,628)		(6,178,825)
Depreciation and amortization	(486,038)		(474,314)		(966,943)		(909,271)		(1,873,776)		(1,649,450)		(1,445,850)
Total Cost of sales	(16,310,797)		(16,055,155)		(31,951,199)		(31,276,616)		(64,950,972)		(61,070,237)		(52,753,839)
Selling [Member]
Cost of sales
Freight and selling expenses	(925,351)		(955,138)		(1,842,841)		(1,899,406)		(3,848,089)		(3,970,687)		(2,994,516)
Salaries and benefits	(81,605)		(75,747)		(161,202)		(145,040)		(302,395)		(242,342)		(179,489)
Depreciation and amortization	(14,016)		(15,188)		(27,716)		(31,821)		(63,990)		(62,188)		(57,037)
Advertising and marketing	(75,757)		(78,081)		(152,394)		(154,336)		(313,736)		(337,873)		(250,319)
Net impairment losses	(1,804)		(6,554)		(4,245)		(1,182)		(7,748)		(2,477)		(10,277)
Commissions	(17,614)		(16,188)		(32,870)		(26,899)		(58,376)		(66,122)		(60,117)
Total selling	(1,116,147)		(1,146,896)		(2,221,268)		(2,258,684)		(4,594,334)		(4,681,689)		(3,551,755)
General and administrative [Member]
Cost of sales
Salaries and benefits	(305,568)		(268,542)		(613,514)		(549,455)		(1,247,927)		(1,297,972)		(1,117,757)
Fees, services purchased and general expenses	(263,863)		(173,396)		(420,489)		(342,656)		(735,386)	[1]	(670,385)	[1]	(712,694)	[1]
Depreciation and amortization	(46,218)		(47,226)		(96,120)		(94,775)		(211,095)		(196,288)		(170,793)
DOJ – department of justice and Antitrust agreements	(75,585)		(18,000)		(80,277)		(31,700)		(102,500)	[1]	(101,446)	[1]	(792,625)	[1]
Donations and social programS	(4,785)	[2]	(3,673)	[2]	(14,580)	[2]	(6,404)	[2]	(18,166)	[3]	(22,891)	[3]	(18,278)	[3]
JBS Fund For The Amazon											(1,049)		(9,035)
Total General and administrative	$ 696,019		$ 510,837		$ 1,224,980		$ 1,024,990		$ (2,315,074)		$ (2,290,031)		$ (2,821,182)

[1]	Includes additions, reversals and changes in estimates of legal expenses.
[2]	Refers to donations made to Instituto J&F regarding improvements on school’s building, the social program “Fazer o Bem Faz Bem” created by the Company to support actions for social transformation where the Company is present and donations to Fundo JBS Pela Amazônia.
[3]	Refers to donations made to Instituto J&F regarding improvements on school’s building, the social program “Fazer o Bem Faz Bem” created by the Group to support actions for social transformation where the Group is present and donations to the JBS Fund For The Amazon.